REGULATORY REQUIREMENTS	12 Months Ended
Dec. 31, 2025
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

25.REGULATORY REQUIREMENTS

The Group’s principal broker-dealer subsidiaries, including but not limited to Futu Securities, Futu Clearing Inc. Moomoo Financial Singapore Pte. Ltd, Futu Malaysia Sdn. Bhd. and Moomoo Financial Inc. are subject to capital requirements determined by its respective regulators.

Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital.

Futu Clearing Inc. and Moomoo Financial Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital.

Moomoo Financial Singapore Pte. Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services License) Regulations, which requires the maintenance of financial resource over its total risk requirement.

25.REGULATORY REQUIREMENTS (Continued)

Futu Malaysia Sdn. Bhd., the Company’s subsidiary located in Malaysia, was subject to the Capital Adequacy Requirements under the Capital Market and Services Act, which requires capital adequacy ratio is at all times more than 1.2.

The tables below summaries the net capital, the requirement and the excess capital for the Group’s principle broker-dealer subsidiaries as of December 31, 2025:

	Year ended December 31, 2025
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	14,631,527	3,328,771	11,302,756
Futu Clearing Inc.	8,819,430	875,676	7,943,754
Moomoo Financial Singapore Pte. Ltd.	4,899,208	733,732	4,165,476
Futu Malaysia Sdn. Bhd.	491,619	91,439	400,180
Moomoo Financial Inc.	423,592	71,666	351,926

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2025, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.